Portfolio of Investments
Columbia Global Opportunities Fund, October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 1.0%
	Shares	Value ($)
United States 1.0%
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	222,704	5,433,976
Total Alternative Strategies Funds (Cost $3,763,744)		5,433,976

Common Stocks 70.7%
Issuer	Shares	Value ($)
Argentina 0.3%
Globant SA(b)	1,519	484,850
MercadoLibre, Inc.(b)	960	1,421,779
Total		1,906,629
Australia 0.4%
Ansell Ltd.	40,997	981,577
Santos Ltd.	231,294	1,214,540
Total		2,196,117
Bahamas 0.1%
OneSpaWorld Holdings Ltd.(b)	48,050	518,940
Brazil 0.6%
Afya Ltd., Class A(b)	23,746	414,368
Localiza Rent a Car SA	73,211	585,553
Locaweb Servicos de Internet SA	163,364	532,023
Magazine Luiza SA	136,514	261,717
Notre Dame Intermedica Participacoes SA	20,571	234,293
Pagseguro Digital Ltd., Class A(b)	21,774	788,219
XP, Inc., Class A(b)	16,951	556,162
Total		3,372,335
Canada 1.2%
Alimentation Couche-Tard, Inc., Class B	56,954	2,136,235
Cameco Corp.(c)	58,033	1,410,202
Canada Goose Holdings, Inc.(b)	7,000	259,700
Gildan Activewear, Inc.	10,282	377,555
Masonite International Corp.(b)	2,305	276,623
Parex Resources, Inc.	26,932	522,928
Ritchie Bros. Auctioneers, Inc.	3,263	223,026
Yamana Gold, Inc.	316,785	1,251,301
Total		6,457,570
Common Stocks (continued)
Issuer	Shares	Value ($)
China 4.1%
Alibaba Group Holding Ltd., ADR(b)	13,258	2,186,775
Alibaba Health Information Technology Ltd.(b)	130,000	162,785
Bafang Electric Suzhou Co., Ltd., Class A	7,400	276,316
BeiGene Ltd., ADR(b)	781	279,379
Beijing Kingsoft Office Software, Inc., Class A	10,216	473,265
Bilibili, Inc.(b)	7,760	568,621
Burning Rock Biotech Ltd., ADR(b)	7,964	112,213
China Tourism Group Duty Free Corp., Ltd., Class A	7,700	322,497
Country Garden Services Holdings Co., Ltd.	235,000	1,809,144
Glodon Co., Ltd., Class A	20,400	236,813
JD.com, Inc., ADR(b)	23,568	1,844,903
Kingdee International Software Group Co., Ltd.(b)	120,885	397,757
Kweichow Moutai Co., Ltd., Class A	1,800	513,646
Li Ning Co., Ltd.	128,500	1,418,006
Midea Group Co., Ltd., Class A	34,100	365,777
NetEase, Inc., ADR	4,122	402,266
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	6,200	363,305
Shenzhou International Group Holdings Ltd.	41,200	887,621
Skshu Paint Co., Ltd.	13,608	237,018
Songcheng Performance Development Co., Ltd., Class A	265,100	580,243
Tencent Holdings Ltd.	79,400	4,829,886
WuXi AppTec Co., Ltd., Class H	40,200	858,317
WuXi Biologics Cayman, Inc.(b)	132,000	1,999,400
Xpeng, Inc., ADR(b)	19,140	892,498
Zai Lab Ltd., ADR(b)	4,370	456,228
Total		22,474,679
Denmark 0.2%
Novo Nordisk A/S, Class B	8,888	974,613
Finland 0.3%
UPM-Kymmene OYJ	46,025	1,624,265
Valmet OYJ	5,297	215,037
Total		1,839,302
Columbia Global Opportunities Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
France 1.0%
AtoS	9,798	511,188
Capgemini SE	4,729	1,102,628
DBV Technologies SA, ADR(b)	16,527	50,077
Eiffage SA	17,996	1,852,242
TotalEnergies SE	24,791	1,241,409
Worldline SA(b)	8,515	496,562
Total		5,254,106
Germany 1.1%
Aroundtown SA	135,982	945,009
Covestro AG	16,830	1,077,771
Duerr AG	18,592	842,645
E.ON SE	80,659	1,022,741
KION Group AG	11,858	1,295,236
TeamViewer AG(b)	42,007	626,966
Total		5,810,368
Hong Kong 0.7%
AIA Group Ltd.	80,400	901,044
Hong Kong Exchanges and Clearing Ltd.	19,100	1,150,617
Techtronic Industries Co., Ltd.	61,000	1,253,261
WH Group Ltd.	756,046	529,999
Total		3,834,921
Hungary 0.2%
OTP Bank Nyrt(b)	17,581	1,056,397
India 1.3%
Apollo Hospitals Enterprise Ltd.	9,797	558,856
Avenue Supermarts Ltd.(b)	7,168	444,599
Bajaj Finance Ltd.	7,309	724,825
Balkrishna Industries Ltd.	17,620	580,431
Cholamandalam Investment and Finance Co., Ltd.	30,884	254,292
Dixon Technologies India Ltd.	6,055	404,421
Eicher Motors Ltd.	10,598	352,742
HDFC Bank Ltd., ADR	10,725	771,235
HDFC Life Insurance Co., Ltd.	49,273	448,105
Jubilant Foodworks Ltd.	5,307	262,292
Kotak Mahindra Bank Ltd.	20,996	571,133
Reliance Industries Ltd.	48,867	1,658,310
Total		7,031,241
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 0.6%
PT Bank BTPN Syariah Tbk	1,843,700	495,835
PT Bank Central Asia Tbk	2,569,500	1,358,694
PT Bank Rakyat Indonesia Persero Tbk	5,014,742	1,505,345
Total		3,359,874
Ireland 0.3%
Amarin Corp. PLC, ADR(b)	11,979	57,140
Flutter Entertainment PLC(b)	5,673	1,073,936
Trinseo PLC	6,838	383,338
Total		1,514,414
Israel 0.3%
Bank Hapoalim BM	81,984	807,457
Bezeq Israeli Telecommunication Corp., Ltd.(b)	347,873	436,359
Check Point Software Technologies Ltd.(b)	4,921	588,552
Total		1,832,368
Italy 0.5%
Intesa Sanpaolo SpA	504,286	1,433,271
Recordati Industria Chimica e Farmaceutica SpA	17,180	1,076,447
Total		2,509,718
Japan 4.4%
Amano Corp.	35,100	868,573
BayCurrent Consulting, Inc.	600	249,012
COMSYS Holdings Corp.	45,800	1,134,056
Fujitsu Ltd.	4,300	743,168
Invincible Investment Corp.	1,593	629,790
ITOCHU Corp.	67,700	1,930,863
JustSystems Corp.	11,100	573,718
Kinden Corp.	34,600	567,808
Koito Manufacturing Co., Ltd.	20,600	1,168,807
MatsukiyoCocokara & Co.	38,500	1,707,071
Meitec Corp.	9,700	583,431
Money Forward, Inc.(b)	5,300	360,150
Nihon M&A Center Holdings, Inc.	52,300	1,605,840
Nippon Telegraph & Telephone Corp.	19,400	543,568
ORIX Corp.	80,400	1,598,055
Round One Corp.	81,000	974,651
Shionogi & Co., Ltd.	17,700	1,154,046
Ship Healthcare Holdings, Inc.	55,500	1,457,784

2	Columbia Global Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SoftBank Group Corp.	8,400	454,754
Sony Group Corp.	19,800	2,292,768
Sumitomo Mitsui Financial Group, Inc.	25,000	811,241
Takeda Pharmaceutical Co., Ltd.	50,451	1,415,949
Takuma Co., Ltd.	37,100	485,320
Uchida Yoko Co., Ltd.	10,900	461,117
ValueCommerce Co., Ltd.	14,900	588,063
Total		24,359,603
Kazakhstan 0.1%
Kaspi.KZ JSC, GDR(d),(e),(f)	3,291	477,195
Malta 0.0%
BGP Holdings PLC(b),(e),(f)	581,000	1
Netherlands 1.6%
ABN AMRO Bank NV	66,131	972,636
ASR Nederland NV	32,251	1,507,548
ING Groep NV	92,507	1,403,230
Koninklijke Ahold Delhaize NV	38,657	1,257,607
NXP Semiconductors NV	10,059	2,020,451
Signify NV	28,179	1,365,453
Total		8,526,925
Norway 0.4%
SalMar ASA	19,003	1,449,749
Yara International ASA	19,050	995,608
Total		2,445,357
Pakistan 0.1%
Lucky Cement Ltd.(b)	47,116	212,970
Oil & Gas Development Co., Ltd.	204,834	101,960
Total		314,930
Philippines 0.1%
Ayala Land, Inc.	905,800	630,700
Poland 0.1%
Dino Polska SA(b)	4,273	381,712
Puerto Rico 0.3%
Popular, Inc.	19,123	1,557,377
Russian Federation 1.6%
Detsky Mir PJSC	290,936	562,360
Fix Price Group Ltd., GDR(d)	95,918	835,446
Common Stocks (continued)
Issuer	Shares	Value ($)
Lukoil PJSC, ADR	13,531	1,379,227
Ozon Holdings PLC, ADR(b)	16,012	720,540
Sberbank of Russia PJSC, ADR	155,972	3,128,024
TCS Group Holding PLC, GDR	9,660	991,836
Yandex NV, Class A(b)	13,378	1,108,233
Total		8,725,666
Singapore 0.3%
BW LPG Ltd.	70,807	378,425
Venture Corp., Ltd.	110,300	1,540,705
Total		1,919,130
South Africa 0.2%
Capitec Bank Holdings Ltd.	4,586	512,425
Impala Platinum Holdings Ltd.	30,316	392,360
Total		904,785
South Korea 2.0%
Coupang, Inc.(b)	11,524	342,954
Ecopro BM Co., Ltd.	1,254	440,894
Hyundai Home Shopping Network Corp.	7,634	458,250
Kakao Corp.	7,215	776,222
KakaoBank Corp.(b)	863	46,601
NAVER Corp.	1,923	668,594
Samsung Biologics Co., Ltd.(b)	843	628,025
Samsung Electro-Mechanics Co., Ltd.	4,355	593,093
Samsung Electronics Co., Ltd.	80,853	4,840,922
Samsung SDI Co., Ltd.	1,174	740,710
SK Hynix, Inc.	6,763	596,163
Youngone Corp.	26,864	1,028,222
Total		11,160,650
Spain 0.2%
ACS Actividades de Construccion y Servicios SA	28,844	755,991
Tecnicas Reunidas SA(b)	25,470	230,337
Total		986,328
Sweden 0.4%
Granges AB	46,979	512,396
Samhallsbyggnadsbolaget i Norden AB	136,002	912,170
Sandvik AB	25,248	640,256
Stillfront Group AB(b)	64,634	288,628
Total		2,353,450

Columbia Global Opportunities Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 0.6%
Landis+Gyr Group AG(b)	12,337	848,139
Nestlé SA, Registered Shares	8,000	1,055,258
Roche Holding AG, Genusschein Shares	3,648	1,413,214
Total		3,316,611
Taiwan 2.5%
Fubon Financial Holding Co., Ltd.	611,800	1,617,247
MediaTek, Inc.	58,000	1,908,936
Parade Technologies Ltd.	32,000	2,061,426
Sea Ltd. ADR(b)	4,188	1,438,871
Taiwan Semiconductor Manufacturing Co., Ltd.	273,530	5,804,391
Tripod Technology Corp.	228,000	965,692
Total		13,796,563
Thailand 0.1%
Muangthai Capital PCL, Foreign Registered Shares	445,800	815,450
United Kingdom 3.3%
AstraZeneca PLC, ADR	50,375	3,142,392
British American Tobacco PLC	45,433	1,580,360
BT Group PLC(b)	150,568	286,054
Crest Nicholson Holdings PLC	91,347	445,046
DCC PLC	19,499	1,627,004
JD Sports Fashion PLC	126,029	1,878,448
John Wood Group PLC(b)	104,119	303,615
Just Group PLC(b)	361,002	451,688
Liberty Global PLC, Class C(b)	71,098	2,050,466
Royal Dutch Shell PLC, Class B	97,907	2,246,840
TP Icap Group PLC	619,786	1,317,267
Vodafone Group PLC	1,270,310	1,872,250
WPP PLC	47,488	686,428
Total		17,887,858
United States 39.1%
AbbVie, Inc.	27,496	3,152,966
ACADIA Pharmaceuticals, Inc.(b)	10,853	194,811
Acushnet Holdings Corp.	6,541	333,199
Adobe, Inc.(b)	5,592	3,636,813
Aerie Pharmaceuticals, Inc.(b)	21,158	224,910
AGCO Corp.	16,292	1,991,045
Allstate Corp. (The)	21,183	2,619,702
Common Stocks (continued)
Issuer	Shares	Value ($)
Alphabet, Inc., Class C(b)	3,828	11,351,590
Amazon.com, Inc.(b)	2,537	8,555,855
Ameren Corp.	27,959	2,356,664
AMETEK, Inc.	16,446	2,177,450
Anthem, Inc.	7,415	3,226,489
Apple, Inc.	52,622	7,882,776
Applied Materials, Inc.	18,972	2,592,524
Aptiv PLC(b)	13,631	2,356,664
Array Technologies, Inc.(b)	11,174	238,565
Ascent Resources, Class B(b),(e),(f),(g)	195,286	43,744
Aspen Technology, Inc.(b)	1,040	162,958
Avaya Holdings Corp.(b)	30,068	559,866
Avista Corp.	24,328	968,498
Axalta Coating Systems Ltd.(b)	6,476	201,986
Axos Financial, Inc.(b)	10,577	560,581
Bank of America Corp.	103,241	4,932,855
BioMarin Pharmaceutical, Inc.(b)	13,150	1,041,875
BlackRock, Inc.	3,638	3,432,307
Bloom Energy Corp., Class A(b)	8,032	251,080
Broadcom, Inc.	7,296	3,879,064
Burford Capital Ltd.	86,634	909,657
Carriage Services, Inc.	25,340	1,303,743
Charles Schwab Corp. (The)	32,836	2,693,537
Cintas Corp.	5,159	2,234,363
Cisco Systems, Inc.	60,974	3,412,715
Comcast Corp., Class A	65,319	3,359,356
CONMED Corp.	7,017	1,026,447
ConocoPhillips Co.	42,049	3,132,230
Diversified Energy Co. PLC	979,662	1,547,584
DTE Energy Co.	21,020	2,382,617
Electronic Arts, Inc.	17,725	2,485,931
Eli Lilly & Co.	12,277	3,127,689
Emerald Holding, Inc.(b)	72,821	294,925
Endeavor Group Holdings, Inc., Class A(b)	6,620	177,946
Envestnet, Inc.(b)	3,708	309,618
Essent Group Ltd.	13,224	634,752
Evo Payments, Inc., Class A(b)	25,727	557,761
Exact Sciences Corp.(b)	8,030	764,617
Extra Space Storage, Inc.	14,570	2,875,681

4	Columbia Global Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
FTI Consulting, Inc.(b)	2,748	395,492
Gap, Inc. (The)	63,179	1,433,532
General Motors Co.(b)	33,176	1,805,770
Hanover Insurance Group, Inc. (The)	3,709	467,334
Home Depot, Inc. (The)	11,328	4,211,071
Horizon Therapeutics PLC(b)	9,107	1,092,020
Houlihan Lokey, Inc., Class A	9,329	1,045,594
Howmet Aerospace, Inc.	49,969	1,483,580
ICF International, Inc.	2,910	292,426
Insmed, Inc.(b)	16,357	493,164
Integer Holdings Corp.(b)	9,720	874,994
Intuit, Inc.	4,742	2,968,445
IQVIA Holdings, Inc.(b)	9,725	2,542,310
Johnson & Johnson	26,280	4,280,486
KBR, Inc.	9,967	422,999
Kontoor Brands, Inc.	16,900	895,700
Lamb Weston Holdings, Inc.	8,261	466,333
Live Oak Bancshares, Inc.	2,671	238,200
Livent Corp.(b),(c)	44,431	1,253,843
Madison Square Garden Entertainment Corp.(b)	6,216	438,042
MasterCard, Inc., Class A	9,972	3,345,805
Matthews International Corp., Class A	25,116	863,237
Medpace Holdings, Inc.(b)	5,142	1,164,920
Medtronic PLC	24,490	2,935,371
Microsoft Corp.	42,990	14,256,344
Mirati Therapeutics, Inc.(b)	3,339	631,138
Moelis & Co., ADR, Class A	16,466	1,197,737
Mondelez International, Inc., Class A	40,622	2,467,380
MSA Safety, Inc.	1,627	248,980
Natus Medical, Inc.(b)	23,773	595,514
nCino, Inc.(b)	7,573	550,254
Newpark Resources, Inc.(b)	297,045	1,009,953
Novavax, Inc.(b)	1,458	216,994
NVIDIA Corp.	16,057	4,105,293
Patterson Companies, Inc.	23,331	729,327
Philip Morris International, Inc.	29,171	2,757,826
Primo Water Corp.	92,597	1,472,292
Procter & Gamble Co. (The)	26,994	3,859,872
Quanex Building Products Corp.	30,692	635,938
Common Stocks (continued)
Issuer	Shares	Value ($)
Quanterix Corp.(b)	4,216	213,372
Quotient Ltd.(b)	49,475	125,172
Regis Corp.(b)	98,812	266,792
Renewable Energy Group, Inc.(b)	8,769	561,216
Revolution Medicines, Inc.(b)	10,389	305,748
Sage Therapeutics, Inc.(b)	9,159	369,657
Sandy Spring Bancorp, Inc.	15,653	742,891
Schnitzer Steel Industries, Inc., Class A	18,231	980,828
ServiceNow, Inc.(b)	4,018	2,803,600
Southwest Airlines Co.(b)	35,791	1,692,198
Square, Inc., Class A(b)	7,129	1,814,331
State Street Corp.	30,331	2,989,120
Stitch Fix, Inc., Class A(b)	10,494	363,092
Stryker Corp.	10,478	2,787,881
SunPower Corp.(b)	22,349	752,267
Target Corp.	9,741	2,528,958
TE Connectivity Ltd.	14,923	2,178,758
Teradata Corp.(b)	6,749	381,723
TJX Companies, Inc. (The)	33,728	2,208,847
TopBuild Corp.(b)	1,583	406,784
Trane Technologies PLC	11,811	2,136,964
Ulta Beauty, Inc.(b)	5,124	1,882,353
Union Pacific Corp.	13,042	3,148,339
United Parcel Service, Inc., Class B	14,015	2,991,782
Utz Brands, Inc.	19,077	297,410
Virtu Financial, Inc. Class A	31,876	793,075
Vishay Intertechnology, Inc.	31,139	598,492
Voya Financial, Inc.	9,561	667,071
Wendy’s Co. (The)	11,654	259,884
WillScot Mobile Mini Holdings Corp.(b)	36,829	1,279,808
Wingstop, Inc.	4,675	806,297
Xponential Fitness, Inc., Cllass A(b)	27,146	458,767
Zions Bancorp	25,799	1,625,079
Total		213,722,072
Uruguay 0.1%
Dlocal Ltd.(b)	14,114	684,670
Total Common Stocks (Cost $283,441,611)		386,910,625

Columbia Global Opportunities Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2021 (Unaudited)
Exchange-Traded Equity Funds 2.0%
	Shares	Value ($)
United States 2.0%
iShares Latin America 40 ETF	195,369	4,899,855
iShares MSCI Canada ETF	156,328	6,124,931
Total		11,024,786
Total Exchange-Traded Equity Funds (Cost $9,203,406)		11,024,786

Foreign Government Obligations(h),(i) 7.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.3%
Republic of Austria Government Bond(d)
10/20/2026	0.750%	EUR	1,187,000	1,444,677
Belgium 0.2%
Kingdom of Belgium Government Bond(d)
03/28/2035	5.000%	EUR	652,000	1,211,130
Chile 0.5%
Bonos de la Tesoreria de la Republica en pesos
03/01/2026	4.500%	CLP	1,900,000,000	2,245,200
Bonos de la Tesoreria de la Republica en pesos(d)
09/01/2030	4.700%	CLP	640,000,000	724,043
Total				2,969,243
China 1.5%
China Development Bank
06/18/2030	3.090%	CNY	17,000,000	2,600,132
China Government Bond
11/21/2029	3.130%	CNY	30,220,000	4,755,818
05/21/2030	2.680%	CNY	5,000,000	758,052
Total				8,114,002
France 0.2%
French Republic Government Bond OAT(d)
05/25/2045	3.250%	EUR	644,000	1,163,079
Indonesia 0.2%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	12,104,000,000	901,322
Japan 1.0%
Japan Government 30-Year Bond
03/20/2047	0.800%	JPY	363,100,000	3,351,962
06/20/2048	0.700%	JPY	161,650,000	1,447,529
09/20/2048	0.900%	JPY	78,600,000	736,665
Total				5,536,156
Foreign Government Obligations(h),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 1.1%
Mexican Bonos
05/31/2029	8.500%	MXN	106,637,400	5,493,409
Mexico Government International Bond
05/29/2031	7.750%	MXN	12,500,000	617,503
Total				6,110,912
Netherlands 0.3%
Netherlands Government Bond(d)
07/15/2026	0.500%	EUR	1,500,000	1,805,568
Poland 0.9%
Republic of Poland Government Bond
07/25/2026	2.500%	PLN	10,700,000	2,705,708
10/25/2029	2.750%	PLN	8,900,000	2,249,975
Total				4,955,683
South Korea 0.3%
Korea Treasury Bond
06/10/2029	1.875%	KRW	1,709,000,000	1,407,111
Spain 0.4%
Spain Government Bond(d)
04/30/2030	0.500%	EUR	780,000	908,679
07/30/2035	1.850%	EUR	350,000	458,266
07/30/2041	4.700%	EUR	472,000	904,955
Total				2,271,900
United Kingdom 0.2%
United Kingdom Gilt(d)
01/22/2044	3.250%	GBP	612,297	1,182,379
Total Foreign Government Obligations (Cost $39,201,270)				39,073,162

Inflation-Indexed Bonds(h) 0.9%

United Kingdom 0.1%
United Kingdom Gilt Inflation-Linked Bond(d)
03/22/2052	0.250%	GBP	209,464	620,677
United States 0.8%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		1,935,587	2,165,657
01/15/2028	0.500%		1,833,028	2,062,409
Total				4,228,066
Total Inflation-Indexed Bonds (Cost $4,090,867)				4,848,743

6	Columbia Global Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2021 (Unaudited)
Preferred Stocks 0.3%
Issuer	Shares	Value ($)
Brazil 0.1%
Azul SA(b)	162,589	718,770
Germany 0.2%
Porsche Automobil Holding SE	8,543	889,126
Total Preferred Stocks (Cost $1,620,258)		1,607,896

Residential Mortgage-Backed Securities - Agency 3.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 3.6%
Government National Mortgage Association TBA(j)
11/18/2051	3.500%	3,700,000	3,870,836
11/18/2051	4.000%	2,280,000	2,416,617
Uniform Mortgage-Backed Security TBA(j)
11/16/2036	2.500%	1,000,000	1,038,770
11/16/2036 - 11/10/2051	3.000%	2,725,000	2,847,987
11/10/2051	3.500%	1,350,000	1,426,676
11/10/2051	4.000%	1,175,000	1,258,074
11/10/2051	4.500%	1,500,000	1,621,406
11/10/2051	5.000%	4,800,000	5,283,750
Total			19,764,116
Total Residential Mortgage-Backed Securities - Agency (Cost $19,791,277)			19,764,116
Options Purchased Calls 0.0%
Value ($)
(Cost $32,898)	12,967

Money Market Funds 16.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.072%(a),(k)	87,931,917	87,923,124
Total Money Market Funds (Cost $87,927,271)		87,923,124
Total Investments in Securities (Cost $449,072,602)		556,599,395
Other Assets & Liabilities, Net		(9,336,935)
Net Assets		$547,262,460

At October 31, 2021, securities and/or cash totaling $12,188,827 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
14,527,000 CHF	15,833,967 USD	Citi	11/19/2021	—	(39,109)
389,000 EUR	449,731 USD	Citi	11/19/2021	—	(100)
11,112,104,000 IDR	784,670 USD	Citi	11/19/2021	3,522	—
213,626,000 KRW	181,610 USD	Citi	11/19/2021	—	(580)
53,000 MXN	2,600 USD	Citi	11/19/2021	33	—
19,446,000 PLN	4,913,739 USD	Citi	11/19/2021	41,426	—
579,863 USD	532,000 CHF	Citi	11/19/2021	1,432	—
135,925 USD	3,000,000 CZK	Citi	11/19/2021	—	(929)
45,007,175 USD	38,698,572 EUR	Citi	11/19/2021	—	(256,933)
172,978 USD	555,000 ILS	Citi	11/19/2021	2,426	—
460,503 USD	3,959,000 SEK	Citi	11/19/2021	550	—
7,445,867 USD	63,753,000 SEK	Citi	11/19/2021	—	(21,389)
2,368,074,000 CLP	2,894,248 USD	Goldman Sachs International	11/19/2021	—	(10,862)
345,242 USD	1,435,000 MYR	Goldman Sachs International	11/19/2021	748	—
1,943,965 USD	16,222,803 NOK	Goldman Sachs International	11/19/2021	—	(23,846)
124,282,000 MXN	6,101,132 USD	HSBC	11/19/2021	80,484	—
20,037,651 USD	2,278,541,365 JPY	HSBC	11/19/2021	—	(43,765)
3,275,678 USD	4,591,000 NZD	HSBC	11/19/2021	13,478	—
Columbia Global Opportunities Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
231,634 USD	312,000 SGD	HSBC	11/19/2021	—	(284)
321,550 USD	10,747,000 THB	HSBC	11/19/2021	2,273	—
2,304,000 CAD	1,817,898 USD	Morgan Stanley	11/18/2021	—	(43,754)
2,254,000 GBP	3,092,397 USD	Morgan Stanley	11/18/2021	7,649	—
79,000 GBP	106,201 USD	Morgan Stanley	11/18/2021	—	(1,915)
319,211,000 JPY	2,899,545 USD	Morgan Stanley	11/18/2021	98,531	—
3,952,525,000 KRW	3,368,438 USD	Morgan Stanley	11/18/2021	—	(3,129)
8,692,000 NOK	1,011,524 USD	Morgan Stanley	11/18/2021	—	(17,261)
114,380,000 TWD	4,137,382 USD	Morgan Stanley	11/18/2021	23,028	—
3,406,413 USD	4,678,000 AUD	Morgan Stanley	11/18/2021	112,837	—
2,755,201 USD	2,539,000 CHF	Morgan Stanley	11/18/2021	18,992	—
529,649 USD	3,355,000 DKK	Morgan Stanley	11/18/2021	—	(8,111)
5,450,443 USD	4,647,000 EUR	Morgan Stanley	11/18/2021	—	(76,851)
213,403 USD	24,368,000 JPY	Morgan Stanley	11/18/2021	422	—
1,643,730 USD	14,209,000 SEK	Morgan Stanley	11/18/2021	10,993	—
321,000 CNY	50,070 USD	Standard Chartered	11/19/2021	21	—
8,295,742 USD	53,184,000 CNY	Standard Chartered	11/19/2021	—	(3,488)
214,016 USD	15,300,000 RUB	Standard Chartered	11/19/2021	998	—
3,886,017 USD	108,109,000 TWD	Standard Chartered	11/19/2021	2,836	—
38,000 CAD	30,693 USD	UBS	11/19/2021	—	(11)
1,221,000 EUR	1,420,195 USD	UBS	11/19/2021	8,256	—
9,868,568 USD	13,172,000 AUD	UBS	11/19/2021	40,741	—
3,257,342 USD	4,012,000 CAD	UBS	11/19/2021	—	(15,614)
225,632 USD	1,441,000 DKK	UBS	11/19/2021	—	(1,623)
12,931,249 USD	9,378,000 GBP	UBS	11/19/2021	—	(96,828)
4,253,425 USD	5,947,000 NZD	UBS	11/19/2021	7,218	—
Total				478,894	(666,382)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	341	12/2021	AUD	45,984,321	—	(2,263,799)
Canadian Government 10-Year Bond	172	12/2021	CAD	24,243,400	—	(801,844)
Euro-Bobl	5	12/2021	EUR	668,800	—	(11,968)
Euro-BTP	19	12/2021	EUR	2,816,940	—	(93,155)
Euro-Bund	12	12/2021	EUR	2,017,440	—	(55,529)
Euro-Buxl 30-Year	2	12/2021	EUR	417,960	—	(2,752)
Euro-OAT	54	12/2021	EUR	8,856,000	—	(286,808)
Japanese 10-Year Government Bond	14	12/2021	JPY	2,118,480,000	—	(64,006)
Long Gilt	71	12/2021	GBP	8,869,320	—	(380,618)
Nikkei 225 Index	88	12/2021	JPY	1,275,560,000	222,706	—
S&P/TSX 60 Index	29	12/2021	CAD	7,310,900	142,258	—
U.S. Long Bond	43	12/2021	USD	6,916,281	—	(113,678)
U.S. Treasury 10-Year Note	283	12/2021	USD	36,988,984	—	(767,804)
U.S. Treasury 5-Year Note	271	12/2021	USD	32,994,250	—	(490,071)
U.S. Ultra Treasury Bond	53	12/2021	USD	10,409,531	12,621	—
Total					377,585	(5,332,032)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(22)	12/2021	EUR	(3,698,640)	116,038	—
Japanese 10-Year Government Bond	(1)	12/2021	JPY	(151,320,000)	4,554	—
MSCI EAFE Index	(206)	12/2021	USD	(24,097,880)	325,962	—
MSCI Emerging Markets Index	(409)	12/2021	USD	(25,807,900)	859,857	—
8	Columbia Global Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2021 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	(8)	12/2021	USD	(918,120)	—	(19,792)
S&P 500 Index E-mini	(127)	12/2021	USD	(29,190,950)	—	(722,945)
Total					1,306,411	(742,737)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Morgan Stanley	USD	147,966	91	20.00	11/17/2021	32,898	12,967

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cameco Corp.	Morgan Stanley	USD	(775,170)	(319)	35.00	11/19/2021	(9,215)	(957)
Livent Corp.	Morgan Stanley	USD	(468,452)	(166)	30.00	11/19/2021	(5,594)	(19,090)
Total							(14,809)	(20,047)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 36	Morgan Stanley	12/20/2026	1.000	Quarterly	1.865	USD	21,145,000	(144,745)	—	—	—	(144,745)
Markit CDX North America High Yield Index, Series 37	Morgan Stanley	12/20/2026	5.000	Quarterly	3.048	USD	6,148,000	(3,569)	—	—	—	(3,569)
Markit CDX North America Investment Grade Index, Series 37	Morgan Stanley	12/20/2026	1.000	Quarterly	0.523	USD	25,275,000	37,710	—	—	37,710	—
Markit iTraxx Europe Main Index, Series 36	Morgan Stanley	12/20/2026	1.000	Quarterly	0.507	EUR	4,100,000	4,269	—	—	4,269	—
Total								(106,335)	—	—	41,979	(148,314)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	5,010,839	—	—	423,137	5,433,976	—	—	222,704
Columbia Short-Term Cash Fund, 0.072%
	97,352,731	66,057,708	(75,487,674)	359	87,923,124	(359)	14,317	87,931,917
Total	102,363,570			423,496	93,357,100	(359)	14,317

Columbia Global Opportunities Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(b)	Non-income producing investment.
(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2021, the total value of these securities amounted to $11,736,094, which represents 2.14% of total net assets.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2021, the total value of these securities amounted to $520,940, which represents 0.10% of total net assets.
(f)	Valuation based on significant unobservable inputs.
(g)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At October 31, 2021, the total market value of these securities amounted to $43,744, which represents 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Ascent Resources, Class B	2/20/2014-03/01/2016	195,286	8,147	43,744

(h)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	Represents a security purchased on a when-issued basis.
(k)	The rate shown is the seven-day current annualized yield at October 31, 2021.
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
10	Columbia Global Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2021 (Unaudited)
Currency Legend  (continued)
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Global Opportunities Fund | Quarterly Report 2021	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT156_07_L01_(12/21)